Note 24 - Basic And Diluted Earnings Per Share (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	219,223	975,845	1,033,692